Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
INCOME TAXES

Note 15 — INCOME TAXES

Taxes payable consisted of the following:

	December 31, 2023	December 31, 2022

Income tax payable	$2,400,330	$808,705
Value added tax payable	1,662,880	1,897,087
Business tax payable	20,843	19,342
Other taxes payable	61,867	23,340
Total taxes payable	$4,145,920	$2,748,474

BVI

Nisun International, formerly known as Hebron Technology, and Nisun BVI were incorporated in the BVI and are not subject to income taxes under the current laws of the BVI.

Cayman

Nami Cayman is incorporated in the Cayman Islands and is not subject to income taxes under the current laws of the Cayman Islands.

Hong Kong

Nisun HK and Nami HK are the companies registered in Hong Kong and subject to a corporate income tax rate of 8.25% on the first HK$2 million of profits and the remaining profits will be taxed at 16.5% if revenue is generated in Hong Kong. HK$1,714,103 and HK$3,572,012 pretax income was generated in Hong Kong for the years ended December 31, 2023 and 2022.

PRC

Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. Starting from the year ended December 31, 2020, Fintech qualified as a High-technology Company and is subject to a favorable income tax rate of 15%. Fintech’s High-technology certificate is valid for three years starting from November 2020 and subject to renewal. In accordance with the implementation rules of the Income Tax Law of the PRC, for the enterprises newly established in the Horgos Development Zone within the scope of “preferential catalogue of income tax for key industries encouraged to develop in Xinjiang’s difficult areas”, the entity shall be exempt from the enterprise income tax for five years from the tax year of the first production and operations income. Khorgos is established in the Horgos Development Zone and its income tax is eligible to be exempt for five years starting from the year ended December 31, 2019. For the year ended December 31, 2023, Jilin Lingang, Jilin Lingang Hengda, Liaogang Yingkou, Fintech Zibo Nisun Gold, Nisun Shandong, Gansu Zhonghexi, NingChen, Shanghai Naqing, RZ Sailang, Fanshengke, Henan Trading and Fanningke are subject to a favorable income tax rate of 5% due to being small and micro taxpayers. The remaining Group’s subsidiaries, VIEs and VIEs’ subsidiaries from the financial services business are subject to corporate income tax at the PRC unified rate of 25%.

i)	The components of the income tax provision (benefit) are as follows:

	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
Current tax provision	$6,527,819	$4,792,026	$9,996,987
Deferred tax (benefit) provision	(710,672)	(50,172)	272,514
Total	$5,817,147	$4,741,854	$10,269,501

ii)	The following table summarizes net deferred tax assets resulting from differences between the financial accounting basis and tax basis of assets and liabilities:

	December 31, 2023	December 31, 2022
Deferred tax assets:
Provision for doubtful accounts	$1,185,047	$1,369,968
Net operating loss carry-forwards	-	214,893
Expenses not currently deductible	-	292,675
Total deferred tax assets	1,185,047	1,877,536
Less: valuation allowance	(766,476)	(1,566,959)
Net deferred tax assets	$418,571	$310,577

The change in valuation allowance for the years ended December 31, 2023, 2022 and 2021 amounted to negative $800,483 , $942,054 and $256,740, respectively.

	December 31, 2023	December 31, 2022
Deferred tax liabilities:
Intangible assets acquired from business combinations	$114,650	$291,858
Revenue not currently taxable	-	418,066
Other	-	17,402
Total deferred tax liabilities	$114,650	$727,326

As the PRC does not allow the filing of consolidated tax returns, the deferred taxes relate to separate entities that file their own tax returns and therefore could not be offset with each other. The following table reconciles the China statutory rates to the Group’s effective tax rate for the years ended December 31, 2023, 2022 and 2021:

	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
China Income tax statutory rate	25.0%	25.0%	25.0%
Effect of favorable income tax rates	(4.2)%	(8.1)%	(8.3)%
Effect of temporary differences	(3.0)%	-	0.6%
Effect of non-deductible expenses	2.6%	0.1%	7.7%
Change in Valuation Allowance	3.4%	4.1%	-
Effect of net operating loss carryforwards	0.9%	-	-
Effective tax rate-continuing operations	24.7%	21.1%	25.0%

The Group continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings. As of December 31, 2023, the tax years ended December 31, 2021 through December 31, 2023 for the Group’s PRC subsidiaries, VIEs and the subsidiaries of VIEs remain open for statutory examination by PRC tax authorities.

The per share effect of favorable income tax rates for the years ended December 31, 2023, 2022 and 2021 were $0.25, $0.16 and $1.57, respectively.